Intangible Assets, Net - Schedule of Intangible Assets Consisted (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Schedule of Intangible Assets Consisted [Abstract]
Software	$ 12,940,000	$ 1,662,534	$ 12,940,000
Less: accumulated amortization	(1,585,004)	(203,642)	(651,002)
Total	$ 11,354,996	$ 1,458,892	$ 12,288,998